Financial Assets and Liabilities - Long-term Credits (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Long-term trade receivables	€ 638	€ 593
Long-term receivables for indirect taxes	189	144
Other long-term credits	995	1,033
Total	€ 1,822	€ 1,770